CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 90,431,392	$ 102,278,832
Short-term investments, net	40,051,450	75,070,642
Accounts receivable, net	1,645,518
Prepayments and other current assets, net	26,966,209	158,067
Receivable for bitcoin collateral, net of allowance of US$nil and US$302,006 as of December 31, 2023 and 2024, respectively	84,536,567
Current assets of discontinued operations	230,113,402	369,545,163
Total current assets	473,744,538	547,052,704
Non-current assets:
Mining machines, net	242,806,713
Property and equipment, net	65,460	1,225
Operating lease right-of-use assets, net	184,381	100,385
Other non-current assests, net	44,621,402
Non-current assets of discontinued operations	56,357,205	107,588,712
Total non-current assets	344,035,161	107,690,322
TOTAL ASSETS	817,779,699	654,743,026
Current liabilities (including current liabilities of the variable interest entities ("VIEs") without recourse to the Company of US$64,053,517 and US$19,062,366 as of December 31, 2023 and 2024, respectively):
Short-term debts	17,067,978
Short-term lease liabilities	180,236	94,515
Accrued expenses and other current liabilities	170,990,519	1,531,633
Income tax payable	48,609,811	48,609,811
Current liabilities of discontinued operations	20,517,367	64,097,279
Total current liabilities	257,365,911	114,333,238
Non-current liabilities (including non-current liabilities of the VIEs without recourse to the Company of US$7,584,510 and US$6,546,889 as of December 31, 2023 and 2024, respectively):
Deferred tax liability	1	1
Long-term lease liabilities		5,825
Non-current liabilities of discontinued operations	6,546,889	7,584,510
Total non-current liabilities	6,546,890	7,590,336
Total liabilities	263,912,801	121,923,574
Commitments and contingencies
Shareholders' equity
Treasury shares	(111,567,030)	(114,425,041)
Additional paid-in capital	728,564,614	741,318,327
Accumulated other comprehensive loss	(49,574,973)	(38,866,587)
Accumulated deficit	(13,585,217)	(55,237,528)
Total Cango Inc.'s equity	553,866,898	532,819,452
Total shareholders' equity	553,866,898	532,819,452
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	817,779,699	654,743,026
Class A Ordinary shares
Shareholders' equity
Ordinary shares	22,206	22,983
Class B Ordinary shares
Shareholders' equity
Ordinary shares	$ 7,298	$ 7,298